Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of other provisions

			Reversals	Reversals
(amounts in thousands of euros)	12/31/2021	Endowments	(used)	(unused)	12/31/2022
Provision for litigation	—	75	—	—	75
Provision for contingencies	—	—	—	—	—
Total provisions	—	75	—	—	75

			Reversals	Reversals
(amounts in thousands of euros)	12/31/2022	Endowments	(used)	(unused)	12/31/2023
Provision for litigation	75	223		(75)	223
Provision for contingencies	—	—	—	—	—
Total provisions	75	223		(75)	223